Income Taxes Expenses - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliations of effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance	(26.00%)	(11.00%)	(27.00%)
Additional tax deduction	6.00%	(25.00%)	5.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	(5.00%)	8.00%	(3.00%)
Expired tax loss		4.00%
Others		(1.00%)